Risk Management and Financial Instruments (Details) - Schedule of Statement of Income - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (7,798,858)	$ (7,303,648)
Derivatives operating income (loss)	31,693	61,857
Cost of sales with hedge accounting	(7,767,165)	(7,241,791)
Financial income (expense), net excluding derivatives	(77,411)	(45,390)
Derivatives financial income (expense), net	14,405	(46,354)
Financial income (expense), net	(63,006)	(91,744)
Currency [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	1,441	10,103
Derivatives financial income (expense), net	39,968	(61,277)
Commodities [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	30,252	51,754
Derivatives financial income (expense), net	(24,357)	26
Interests [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	$ (1,206)	$ 14,897